8. Share-based payments (Details 9) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Number of Warrants
Vested	720,000
Nonvested, Ending	1,880,000
Nonemployee Common stock warrants - Service and performance conditions [Member]
Number of Warrants
Nonvested, Beginning	2,000,000	2,240,000
Vested		(240,000)
Nonvested, Ending		2,000,000
Weighted-average Grant Date Fair Value
Nonvested, Beginning	$ 0.99	$ 0.99
Vested		0.99
Nonvested, Ending		$ 0.99